Long-term debt - Narrative (Details)		1 Months Ended	12 Months Ended
	Sep. 08, 2024 USD ($)	Oct. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Accretion of deferred financing costs			$ 3,100,000	$ 2,600,000
Repayment of long-term debt			322,378,000	12,280,000
Total debt			2,414,935,000	2,141,801,000
Undrawn credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 600,000,000		$ 500,000,000	300,000,000
Debt covenant, EBITDA to interest coverage ratio			2
Debt covenant, debt to capitalization ratio			60.00%
Default payment accelerated by a creditor, amount of indebtedness (or more)			$ 50,000,000
Default that permits a creditor to demand repayment, amount of indebtedness (or more)			50,000,000
Revolving Credit Facility, Due April 2028
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 400,000,000		300,000,000
Borrowings term	5 years
Revolving Credit Facility, Due April 2026
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			200,000,000
Borrowings term	3 years
Term Loan Commitment
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 650,000,000
$600 million at 6.25% due March 15, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount			600,000,000
Total debt			$ 585,562,000	0
$600 million at 6.25% due March 15, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate			6.25%
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt			$ 300,000,000
Total debt			$ 2,273,881,000	$ 1,985,660,000
Bridge Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term		364 days
Total debt					$ 0